Intangible assets - Schedule of reconciliation of intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	$ 15,746	$ 186
Acquisitions		115
Acquisitions	16,582
Depreciation charges	(1,021)	(90)
Translation differences	(1)
Intangible assets other than goodwill period end	186	161
Customer contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	15,656	0
Acquisitions		0
Acquisitions	16,569
Depreciation charges	(913)	0
Translation differences	0
Intangible assets other than goodwill period end	0	0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	90	186
Acquisitions		115
Acquisitions	13
Depreciation charges	(108)	(90)
Translation differences	(1)
Intangible assets other than goodwill period end	186	161
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	17,781	1,205
Intangible assets other than goodwill period end	1,205	1,123
Cost | Customer contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	16,569	0
Intangible assets other than goodwill period end	0	0
Cost | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	1,212	1,205
Intangible assets other than goodwill period end	1,205	1,123
Depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	(2,035)	(1,019)
Intangible assets other than goodwill period end	(1,019)	(962)
Depreciation | Customer contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	(913)	0
Intangible assets other than goodwill period end	0	0
Depreciation | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill period start	(1,122)	(1,019)
Intangible assets other than goodwill period end	$ (1,019)	$ (962)